Report of the directors financial review risk report - Retail analysis (Details) - Retail - GBP (£) £ in Millions	Jun. 30, 2024	Dec. 31, 2023
– United Kingdom | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	£ 2	£ 2
– United Kingdom | Allowance for ECL | Consensus Central scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	2	2
– United Kingdom | Allowance for ECL | Consensus Upside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	2	2
– United Kingdom | Allowance for ECL | Consensus Downside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	2	3
– United Kingdom | Allowance for ECL | Downside 2 scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	4	4
– United Kingdom | Gross carrying/ nominal amount
Disclosure of financial assets [line items]
Financial assets	(1,934)	(1,925)
– France | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	11	74
– France | Allowance for ECL | Consensus Central scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	11	74
– France | Allowance for ECL | Consensus Upside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	11	72
– France | Allowance for ECL | Consensus Downside scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	11	75
– France | Allowance for ECL | Downside 2 scenario allowance for ECL
Disclosure of financial assets [line items]
Financial assets	11	78
– France | Gross carrying/ nominal amount
Disclosure of financial assets [line items]
Financial assets	£ (18)	£ (17,187)